Performance Management - F/m Ultrashort Tax-Free Municipal ETF	Oct. 03, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the F/m Ultrashort Tax-Free Muni Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the F/m Ultrashort Tax-Free Muni Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.fminvest.com